Regulatory Matters (Narrative) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Apr. 06, 2023	Sep. 30, 2023	Dec. 31, 2022
Public Utilities, General Disclosures [Line Items]
Amount of disallowed costs from rate base		$ 65
Additional charge against income		4
Write-off of rate base disallowances		69
Write-off of rate base disallowances, net of tax		54
Write-off of rate base disallowances		55
Write-off of rate base disallowances, operating, net of tax		43
Write-off of non-operating rate base disallowances		14
Write-off of non-operating rate base disallowances, net of tax		11
Public Utilities, Requested Rate Increase (Decrease), Percentage			4.50%
Public Utilities, Requested Rate Increase (Decrease), Amount		$ (69)	$ 251
Public Utilities, Requested Debt Capital Structure, Percentage	57.50%		55.00%
Public Utilities, Requested Equity Capital Structure, Percentage	42.50%		45.00%
Public Utilities, Requested Return on Equity, Percentage			10.30%
Percentage of Debt in Current Capital Structure	57.50%	57.50%	57.50%
Percentage of Equity in Current Capital Structure	42.50%	42.50%	42.50%
Authorized return on equity	9.70%		9.80%
Public Utilities, Accumulated Depreciation Reallocation			$ 680
Annual rate reductions related to reduction in income taxes			$ 146
Amortization period for the recovery of regulatory asset		5 years
Recommended [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Debt Capital Structure, Percentage			9.30%
Public Utilities, Requested Equity Capital Structure, Percentage			57.50%
Public Utilities, Requested Return on Equity, Percentage			42.50%
Recommended, Total Adjusted [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount			$ 397
Number-Running Errors [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount			51
Public Utilities, Accumulated Depreciation Reallocation			346
Annual rate reductions related to reduction in income taxes			$ 95